Income Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory income tax rate	21.00%	21.00%
Income tax description	US resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 21% this reflect certain effects of the Act which includes a reduction in the corporate tax rate from 35% to 21% as well as other changes
Minimum [Member]
Carry forward losses	$ 1,264,000
Maximum [Member]
Carry forward losses	$ 9,412,000